Investments (Investments Under Equity Method of Accounting) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Liabilities, other deferred credits and other liabilities	$ 17,075	$ 16,631
NedPower Mount Storm LLC
Schedule of Equity Method Investments [Line Items]
Liabilities, other deferred credits and other liabilities		17
Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Liabilities, other deferred credits and other liabilities	$ 2,213	$ 1,901